[Colonial Flag Logo]
Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621


November 2, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust I (the "Trust")
         Colonial Strategic Income Fund (the "Fund")
         File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for Class J shares dated November 1, 1998 and Statement of Additional Information dated April 30, 1998, Revised November 1, 1998, for the Fund does not differ from that contained in Post-Effective Amendment No. 48 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 30, 1998.

Very truly yours,

COLONIAL TRUST I
on behalf of
Colonial Strategic Income Fund


By:   Ellen Harrington
      Assistant Secretary


cc:       M. Muller (5)
          M.C. Telman
          D. Young (2)
          E. Edson
          C. Ericson